10. EARNINGS PER SHARE (Details - q) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,339,638	40,877,970
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	3,470,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,339,638	37,407,970